Income Tax Expense - Schedule of Income Tax (Income)/ Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PRC enterprises income tax:
Total income tax expenses	$ 744,225		$ 621
PRC enterprises income tax [Member]
PRC enterprises income tax:
Current tax	$ 744,225		$ 621